PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment, net, consists of the following:

	Estimated Life	June 30, 2012	September 30, 2011
Office equipment	5 years	$448,831	$836,041
Computer software	3 years	29,523	612,379
Furniture and fixtures	5 years	-	261,385
Leasehold improvements	2 - 5 years	1,030,845	1,026,470
		1,509,199	2,736,275
Less: accumulated depreciation		(1,154,556)	(2,483,440)

		$354,643	$252,835

Depreciation expense for the Nine Months Ended June 30, 2012 and 2011 was $149,435 and $236,306 respectively.

NOTE 3 - PROPERTY AND EQUIPMENT

At September 30, property and equipment consisted of the following:

	Estimated Life	2011	2010
Office equipment	5 years	$836,041	$699,282
Computer software	3 years	612,379	612,379
Furniture and fixtures	5 years	261,385	261,385
Leasehold improvements	5 years	1,026,470	1,026,470
		2,736,275	2,599,516

Less: accumulated depreciation		(2,483,440)	(2,180,643)

		$252,835	$418,873

Depreciation expense for the years ended September 30, 2011 and 2010 was $302,797 and $418,913 respectively.